THE DUNHAM FUNDS

Dunham Corporate/Government Bond Fund-Class A

( a series of AdvisorOne Funds)

Supplement dated September 10, 2007 to

the Prospectus for Class A shares dated December 31, 2006

The Board of Trustees has approved a change in the fulcrum fee payable to SCM Advisors LLC (formerly Seneca Capital Management LLC), the Sub-advisor to the Dunham Corporate/Government Bond Fund effective September 1, 2007.  The sub-advisory fulcrum fee range was changed from 0.00%-0. 50 % to 0.20%-0. 50%.  As a result, the “Fees and Expenses of the Funds” table on page 36 of the Prospectus and the “Management of the Funds” section beginning on page 38 of the Prospectus have been revised as set for the below.  For more information about the fulcrum fee arrangement, see “Management of the Funds” in the Prospectus.

The following supersedes any contrary information contained in the Fund’s current Prospectuses.

Fees and Expenses of the Funds

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A shares of the Fund.

Shareholder Fees are those paid directly from your investment and may include sales loads or redemption and exchange fees.

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.  In the example, expenses are based on Fund expenses as of the fiscal period ended October 31, 2006, except as noted in the footnote below.  Management fees are based on arrangements approved by shareholders on June 23, 2006.

Dunham Corporate/ Government Bond Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	4.50%
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE
Redemption Fee	NONE
Exchange Fee	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (1)	0.70% to 1.00%
Rule 12b-1 /Shareholder Service Fees	0.25%
Other Expenses	0.65%

Total Annual Fund Operating Expenses	1.60% to 1.90%

(1)

Management fees include Advisory and Sub-Advisory fees. Effective July 1, 2006, these are paid separately bythe Fund as follows: (i) the Adviser receives a fixed fee paid monthly at a specified annul rate of the Fund’s average daily net assets; and (ii) the Sub-Adviser receives a fulcrum fee, which will vary based on the sub-adviser’s performance against the Fund’s designated benchmark.   The Sub-Adviser is rewarded when performance exceeds the benchmark and is penalized when performance is short of the benchmark.   Management fees have been restated for the current fiscal year to reflect an increase in the minimum amount of the sub-advisory portion of the management fee, effective September 1, 2007.

Example

This example is intended to help you compare the cost of investing in Class A shares of the Fund with the cost of investing in other mutual funds.  This example shows what expenses you could pay over time.  The example assumes that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Fund’s operating expenses remain the same.  The example does not reflect any of the fee waivers described in the expense table above.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

		Year 1		Year 3		Year 5		Year 10
Fund	Class	Min.	Max.	Min.	Max.	Min.	Max.	Min.	Max.

CG Bond	Class A	$605	$634	$932	$1020	$1,282	$1,430	$2,265	$2,572

Management of the Funds

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and the Trust on behalf of the Fund, whereby the Fund pays the Adviser a fixed fee and the Fund separately pays the Sub-Adviser a fulcrum fee.   The Adviser receives only its fixed portion of the management fee.   As approved by Shareholders at the Trust’s Shareholder meeting held on June 23, 2006, effective July 1, 2006, Dunham Corporate/Government Bond Fund’s Sub-Adviser is compensated based on its performance and the sub-advisory agreement is a fulcrum fee arrangement.

Fund:	Current Management Fee	Adviser’s Portion	Sub-Adviser’s Portion

Dunham Corporate/ Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%

This Supplement dated September 10, 2007, and the existing Class A Prospectus dated December 31, 2006, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated February 28, 2007 (as revised May 22, 2007) have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund at 1-888-3DUNHAM (338-6426).

THE DUNHAM FUNDS

Dunham Corporate/Government Bond Fund-Class C

( a series of AdvisorOne Funds)

Supplement dated September 10 , 2007 to

The Prospectus for Class C shares dated February 28, 2007

The Board of Trustees has approved a change in the fulcrum fee payable to SCM Advisors LLC (formerly Seneca Capital Management LLC), the Sub -advisor to the Dunham Corporate/Government Bond Fund effective September 1, 2007.  The sub-advisory fulcrum fee range was changed from 0.00%-0. 50 % to 0.20%-0. 50%.  As a result, the “Fees and Expenses of the Funds” table on page 37 of the Prospectus and the “Management of the Funds” section beginning on page 39 of the Prospectuses have been revised as set for the below.  For more information about the fulcrum fee arrangement, see “Management of the Fund s ” in the Prospectus.

The following supersedes any contrary information contained in the Fund’s current Prospectuses.

Fees and Expenses of the Funds

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class C shares of the Fund.  Shareholder Fees are those paid directly from your investment and may include sales loads or redemption and exchange fees. Class C shares are front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell Class C shares of the Fund.

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.  In the example, expenses are based on Fund expenses as of the fiscal period ended October 31, 2006, except as noted in the footnote below.  Management fees are based on arrangements approved by shareholders on June 23, 2006.

Dunham Corporate/ Government Bond Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE
Redemption Fee	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	0.70% to 1.00%
Distribution Fees (Rule 12b-1 Expenses)	0.50%
Shareholder Service Fees	0.25%
Other Expenses	0.65%

Total Annual Fund Operating Expenses	2.10% to 2.40%

(1)

 Management fees include Advisory and Sub-Advisory fees. Effective July 1, 2006, these are paid separately by the Fund as follows: (i) the Adviser receives a fixed fee paid monthly at a specified annual rate of the Fund’s average daily net assets; and (ii) the Sub-Adviser receives a fulcrum fee, which will vary based on the sub-adviser’s performance against the Fund’s designated benchmark.   The Sub-Adviser is rewarded when performance exceeds the benchmark and is penalized when performance is short of the benchmark.   Management fees have been restated for the current fiscal year to reflect an increase in the minimum amount of the sub-advisory portion of the management fee, effective September 1, 2007.

Example

Example. The following example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds.  This example shows what expenses you could pay over time.  The example assumes that you invest $10,000 in Class C of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.  The table below does not reflect any fee waivers.  Pro Forma amounts below reflect the sub-advisory portion of management fees paid at rates equal to the maximum and minimum allowable, respectively, under the proposed fulcrum fee amendment.

		Year 1		Year 3		Year 5		Year 10
Fund	Class	Min.	Max.	Min.	Max.	Min.	Max.	Min.	Max.
CG Bond	Class C	$213	$243	$658	$748	$1,129	$1,280	$2,431	$2,736

Management of the Funds

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser and the Trust on behalf of the Fund, whereby the Fund pays the Adviser a fixed fee and the Fund separately pays the Sub-Adviser a fulcrum fee.   The Adviser receives only its fixed portion of the management fee.   As approved by Shareholders at the Trust’s Shareholder meeting held on June 23, 2006, effective July 1, 2006, Dunham Corporate/Government Bond Fund’s Sub-Adviser is compensated based on its performance and the sub-advisory agreement is a fulcrum fee arrangement.

Fund:	Current Management Fee	Adviser’s Portion	Sub-Adviser’s Portion

Dunham Corporate/ Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%

This Supplement dated September 10 , 2007, and the existing Class C Prospectuses dated February 28, 2007, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated February 28, 2007 (as revised May 22, 2007) have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund at 1-888-3DUNHAM (338-6426).

THE DUNHAM FUNDS

Dunham Corporate/Government Bond Fund- Class N

( a series of AdvisorOne Funds)

Supplement dated September 10, 2007 to

the Prospectus for Class N shares dated February 28, 2007

The Board of Trustees has approved a change in the fulcrum fee payable to SCM Advisors LLC (formerly Seneca Capital Management LLC), the Sub-advisor to the Dunham Corporate/Government Bond Fund effective September 1, 2007.  The sub-advisory fulcrum fee range was changed from 0.00%-0. 50 % to 0.20%-0. 50%.  As a result, the “Fees and Expenses of the Funds” table on page 37 of the Prospectus and the “Management of the Funds” section beginning on page 39 of the Prospectuses have been revised as set for the below.  For more information about the fulcrum fee arrangement, see “Management of the Funds” in the Prospectus.

The following supersedes any contrary information contained in the Fund’s current Prospectuses.

Fees and Expenses of the Funds

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class N shares of the Fund.  Shareholder Fees are those paid directly from your investment and may include sales loads or redemption and exchange fees. Class N shares are front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell Class N shares of the Fund.

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.  In the example, expenses are based on Fund expenses as of the fiscal period ended October 31, 2006, except as noted in the footnote below.  Management fees are based on arrangements approved by shareholders on June 23, 2006.

Dunham Corporate/ Government Bond Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE
Redemption Fee	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	0.70% to 1.00%
Distribution Fees (Rule 12b-1 Expenses)	NONE
Shareholder Service Fees	NONE
Other Expenses	0.65%

Total Annual Fund Operating Expenses(	1.35% to 1.65%

(1)

 Management fees include Advisory and Sub-Advisory fees. Effective July 1, 2006, these are paid separately by the Fund as follows: (i) the Adviser receives a fixed fee paid monthly at a specified annual rate of the Fund’s average daily net assets; and (ii) the Sub-Adviser receives a fulcrum fee, which will vary based on the sub-adviser’s performance against the Fund’s designated benchmark.   The Sub-Adviser is rewarded when performance exceeds the benchmark and is penalized when performance is short of the benchmark. Management fees have been restated for the current fiscal year to reflect an increase in the minimum amount of the sub-advisory portion of the management fee, effective September 1, 2007.

Example

Example. The following example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds.  This example shows what expenses you could pay over time.  The example assumes that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.  The table below does not reflect any fee waivers.  Pro Forma amounts below reflect the sub-advisory portion of management fees paid at rates equal to the maximum and minimum allowable, respectively, under the proposed fulcrum fee amendment.

		Year 1		Year 3		Year 5		Year 10
Fund	Class	Min.	Max.	Min.	Max.	Min.	Max.	Min.	Max.

CG Bond	Class N	$137	$168	$428	$520	$739	$897	$1,624	$1,955

Management of the Funds

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser and the Trust on behalf of the Fund, whereby the Fund pays the Adviser a fixed fee and the Fund separately pays the Sub-Adviser a fulcrum fee.   The Adviser receives only its fixed portion of the management fee.   As approved by Shareholders at the Trust’s Shareholder meeting held on June 23, 2006, effective July 1, 2006, Dunham Corporate/Government Bond Fund’s Sub-Adviser is compensated based on its performance and the sub-advisory agreement is a fulcrum fee arrangement.

Fund:	Current Management Fee	Adviser’s Portion	Sub-Adviser’s Portion

Dunham Corporate/ Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%

This Supplement dated September 10, 2007, the Supplement dated May 10, 2007 and the existing Class N Prospectus dated February 28, 2007, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated February 28, 2007 (as revised May 22, 2007) have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund at 1-888-3DUNHAM (338-6426).